Share-based payments - Summary of performance share plans (Detail) - Performance share plans	12 Months Ended
	Dec. 31, 2020 shares £ / shares	Dec. 31, 2020 shares $ / shares	Dec. 31, 2019 shares £ / shares	Dec. 31, 2019 shares $ / shares
Rio Tinto plc
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of non-vested shares at beginning balance	3,803,394	3,803,394	3,845,082	3,845,082
Number of non-vested shares, awarded	716,111	716,111	755,735	755,735
Number of non-vested shares, forfeited	(136,030)	(136,030)	(122,961)	(122,961)
Number of non-vested shares, failed performance conditions	(145,661)	(145,661)	(384,130)	(384,130)
Number of non-vested shares, vested	(459,773)	(459,773)	(290,332)	(290,332)
Number of non-vested shares at ending balance	3,778,041	3,778,041	3,803,394	3,803,394
Weighted average fair value at grant date, non-vested shares at beginning balance | £ / shares	£ 22.20		£ 21.86
Weighted average fair value at grant date, non-vested shares, awarded | £ / shares	13.55		24.68
Weighted average fair value at grant date, non-vested shares, forfeited | £ / shares	21.13		23.95
Weighted average fair value at grant date, non-vested shares, failed performance conditions | £ / shares	16.64		23.79
Weighted average fair value at grant date, non-vested shares, vested | £ / shares	20.55		21.36
Weighted average fair value at grant date, non-vested shares ending balance | £ / shares	£ 21.01		£ 22.20
Number of vested awards settled in shares during the year (including dividend shares applied on vesting)	476,602	476,602	339,821	339,821
Number of vested awards settled in cash during the year (including dividend shares applied on vesting)	108,887	108,887	1,279	1,279
Weighted average share price, Vested awards settled in shares during the year (including dividend shares applied on vesting) | £ / shares	£ 43.13		£ 45.52
Weighted average share price, Vested awards settled in cash during the year (including dividend shares applied on vesting) | £ / shares	£ 43.13		£ 43.65
Rio Tinto Limited
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of non-vested shares at beginning balance	1,636,517	1,636,517	1,797,279	1,797,279
Number of non-vested shares, awarded	198,863	198,863	297,189	297,189
Number of non-vested shares, forfeited	(178,921)	(178,921)	(126,775)	(126,775)
Number of non-vested shares, failed performance conditions	(63,852)	(63,852)	(188,956)	(188,956)
Number of non-vested shares, vested	(201,234)	(201,234)	(142,220)	(142,220)
Number of non-vested shares at ending balance	1,391,373	1,391,373	1,636,517	1,636,517
Weighted average fair value at grant date, non-vested shares at beginning balance | $ / shares		$ 45.11		$ 43.34
Weighted average fair value at grant date, non-vested shares, awarded | $ / shares		33.56		54.55
Weighted average fair value at grant date, non-vested shares, forfeited | $ / shares		46.37		44.02
Weighted average fair value at grant date, non-vested shares, failed performance conditions | $ / shares		33.38		46.42
Weighted average fair value at grant date, non-vested shares, vested | $ / shares		41.21		41.72
Weighted average fair value at grant date, non-vested shares ending balance | $ / shares		$ 44.40		$ 45.11
Number of vested awards settled in shares during the year (including dividend shares applied on vesting)	217,287	217,287	151,607	151,607
Number of vested awards settled in cash during the year (including dividend shares applied on vesting)	28,208	28,208	1,347	1,347
Weighted average share price, Vested awards settled in shares during the year (including dividend shares applied on vesting) | $ / shares		$ 93.48		$ 100.30
Weighted average share price, Vested awards settled in cash during the year (including dividend shares applied on vesting) | $ / shares		$ 93.82		$ 92.97